CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions		12 Months Ended
	Aug. 14, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue		$ 1,157	$ 919	$ 915
Cost of services, equipment and accessories		(123)	(100)	(94)
Selling, general and administrative expenses		(393)	(305)	(284)
Depreciation		(140)	(118)	(127)
Amortization		(65)	(45)	(49)
Impairment, net		(8)	(3)	(1)
(Loss) / gain on disposal of non-current assets		0	(1)	2
Listing expense	$ (162)	(162)	0	0
Other operating income		8	1	1
Operating profit		274	348	363
Finance costs		(75)	(82)	(82)
Finance income		12	40	35
Other non-operating gain / (loss), net		0	2	(8)
Net foreign exchange (loss) / gain		(13)	39	38
Profit before tax		198	347	346
Income taxes		(74)	(64)	(65)
Profit for the period		$ 124	$ 283	$ 281
Basic earnings per share (in dollars per share)		$ 0.57	$ 1.37	$ 1.36
Diluted earnings per share (in dollars per share)		$ 0.57	$ 1.37	$ 1.36
Weighted average shares outstanding:
Basic (in shares)		216,117,656	206,942,440	206,942,440
Diluted (in shares)		216,117,656	206,942,440	206,942,440